CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS - Investment and earnings information in associates & Joint ventures (Details) - ARS ($)
$ in Millions
		1 Months Ended		12 Months Ended
	Sep. 13, 2024	Sep. 30, 2024	Apr. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investment and earnings information
Gains (losses) on translation of foreign operations, net of tax				$ (3,428)
Total investments in associates and joint ventures				13,608	$ 51,877
Earnings from associates and joint ventures				(10,476)	(4,111)
Earnings (loss) from associates and joint ventures				$ (11,474)	(4,111)	$ 5,553
OPH
Investment and earnings information
Ownership interest in joint venture (in percentage)			50.00%	50.00%
Investments in joint ventures				$ 8,897	15,786
Earnings from Joint Ventures				(3,461)	832
Ver T.V
Investment and earnings information
Percentage of capital stock owned and voting rights	49.00%
Proportion of ownership interest in associate		49
Investments in associates					22,850
Earnings from associates				(7,182)	(3,859)	2,800
Teledifusora San Miguel Arcngel S.A.
Investment and earnings information
Proportion of ownership interest		49.90%
Gain (loss) on recognized		$ 2,720
Investments in associates					8,343
Earnings from associates				$ (156)	(1,796)	1,845
La Capital Cable S.A.
Investment and earnings information
Percentage of capital stock owned and voting rights				50.00%
Investments in associates				$ 4,711	4,898
Earnings from associates				323	$ 712	$ 908
Costs related to the sale of Ver TV
Investment and earnings information
Earnings from Joint Ventures				$ (998)